Employee Benefit Plans (Fair values of pension and post retirement plan assets by asset category) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments		$ 1,378	$ 1,078
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total investments		1,828	1,557
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		8,062	7,016	$ 6,166
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,803	1,542	1,467
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,729	1,512	1,382
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		333	299	$ 283
Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4,878	4,233
Total recorded at NAV	[1]	3,169	2,765
Total investments	[2]	8,047	6,998
Collective Bargaining Agreement | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,090	930
Total recorded at NAV	[1]	709	608
Total investments	[3]	1,799	1,538
Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		18	14
Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	3
Collective Bargaining Agreement | Pension Benefits | Equity securities: | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,902	1,705
Collective Bargaining Agreement | Pension Benefits | Equity securities: | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,151	928
Collective Bargaining Agreement | Pension Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		425	375
Collective Bargaining Agreement | Pension Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		257	203
Collective Bargaining Agreement | Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		352	334
Collective Bargaining Agreement | Pension Benefits | Insurance contracts | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		79	73
Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		770	717
Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		172	158
Collective Bargaining Agreement | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		685	535
Collective Bargaining Agreement | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		153	118
Collective Bargaining Agreement | Pension Benefits | Common/collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	2,272	1,960
Collective Bargaining Agreement | Pension Benefits | Common/collective trust funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	509	430
Collective Bargaining Agreement | Pension Benefits | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	111	121
Collective Bargaining Agreement | Pension Benefits | Real Estate Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	25	27
Collective Bargaining Agreement | Pension Benefits | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	606	506
Collective Bargaining Agreement | Pension Benefits | Private Equity Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	135	111
Collective Bargaining Agreement | Pension Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	161	153
Collective Bargaining Agreement | Pension Benefits | Fixed Income Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	36	34
Collective Bargaining Agreement | Pension Benefits | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	19	25
Collective Bargaining Agreement | Pension Benefits | Hedge Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	4	6
Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		944	808
Total recorded at NAV	[1]	783	702
Total investments	[4]	1,727	1,510
Collective Bargaining Agreement | Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		163	145
Total recorded at NAV	[1]	170	154
Total investments		333	299
Collective Bargaining Agreement | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		3	2
Collective Bargaining Agreement | Other Postretirement Benefits | Equity securities: | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		636	571
Collective Bargaining Agreement | Other Postretirement Benefits | Equity securities: | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		196	143
Collective Bargaining Agreement | Other Postretirement Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		130	121
Collective Bargaining Agreement | Other Postretirement Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		33	24
Collective Bargaining Agreement | Other Postretirement Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		21	19
Collective Bargaining Agreement | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		46	42
Collective Bargaining Agreement | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		42	31
Collective Bargaining Agreement | Other Postretirement Benefits | Common/collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	689	621
Collective Bargaining Agreement | Other Postretirement Benefits | Common/collective trust funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	154	140
Collective Bargaining Agreement | Other Postretirement Benefits | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	9	9
Collective Bargaining Agreement | Other Postretirement Benefits | Real Estate Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	1	1
Collective Bargaining Agreement | Other Postretirement Benefits | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	73	59
Collective Bargaining Agreement | Other Postretirement Benefits | Private Equity Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	15	12
Collective Bargaining Agreement | Other Postretirement Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	11	12
Collective Bargaining Agreement | Other Postretirement Benefits | Fixed Income Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]		1
Collective Bargaining Agreement | Other Postretirement Benefits | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[1]	1	1
Collective Bargaining Agreement | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		3,121	2,693
Collective Bargaining Agreement | Level 1 | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		697	592
Collective Bargaining Agreement | Level 1 | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		18	12
Collective Bargaining Agreement | Level 1 | Pension Benefits | Cash equivalents and other | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	3
Collective Bargaining Agreement | Level 1 | Pension Benefits | Equity securities: | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,902	1,705
Collective Bargaining Agreement | Level 1 | Pension Benefits | Equity securities: | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,151	928
Collective Bargaining Agreement | Level 1 | Pension Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		425	375
Collective Bargaining Agreement | Level 1 | Pension Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		257	203
Collective Bargaining Agreement | Level 1 | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		41	35
Collective Bargaining Agreement | Level 1 | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		9	8
Collective Bargaining Agreement | Level 1 | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		9	13
Collective Bargaining Agreement | Level 1 | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2	3
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		836	718
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		163	145
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	1
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Equity securities: | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		636	571
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Equity securities: | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		196	143
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		130	121
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Equity securities: | Dominion Energy Gas Holdings, LLC | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		33	24
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2	2
Collective Bargaining Agreement | Level 1 | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	1
Collective Bargaining Agreement | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,757	1,540
Collective Bargaining Agreement | Level 2 | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		393	338
Collective Bargaining Agreement | Level 2 | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value			2
Collective Bargaining Agreement | Level 2 | Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		352	334
Collective Bargaining Agreement | Level 2 | Pension Benefits | Insurance contracts | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		79	73
Collective Bargaining Agreement | Level 2 | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		729	682
Collective Bargaining Agreement | Level 2 | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		163	150
Collective Bargaining Agreement | Level 2 | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		676	522
Collective Bargaining Agreement | Level 2 | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		151	115
Collective Bargaining Agreement | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		108	90
Collective Bargaining Agreement | Level 2 | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2	1
Collective Bargaining Agreement | Level 2 | Other Postretirement Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		21	19
Collective Bargaining Agreement | Level 2 | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		44	40
Collective Bargaining Agreement | Level 2 | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		$ 41	$ 30

[1]	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Excludes net assets related to pending sales of securities of $11 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $15 million at December 31, 2017. Excludes net assets related to pending sales of securities of $46 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $47 million at December 31, 2016.
[3]	Excludes net assets related to pending sales of securities of $3 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2017. Excludes net assets related to pending sales of securities of $10 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2016.
[4]	Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $1 million at December 31, 2017. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $5 million at December 31, 2016.